Income Taxes (Benefit) - Reconciliation of the allowance for uncertain tax positions (Details) (USD $)	2 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Long-term Liabilities [Member] Successor [Member]	Dec. 31, 2010 Long-term Liabilities [Member] Predecessor [Member]
Income Taxes [Line Items]
Unrecognized tax benefits that would favorably impact effective tax rate	$ 23,300,000		$ 23,300,000			$ 21,800,000
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year		29,327,000	28,105,000	28,105,000	28,105,000	22,155,000		38,300,000	35,600,000
Net additions for tax positions of prior years			773,000			11,003,000
Net reductions for tax positions of prior years			(43,000)			(4,388,000)
Net additions on positions related to the current year			2,061,000			2,499,000
Settlements			(175,000)			(1,316,000)
Reductions resulting from a lapse of the applicable statute of limitation			(1,394,000)			(1,848,000)
Balance at end of year	29,327,000		29,327,000			28,105,000	22,155,000	38,300,000	35,600,000
Accrued interest and penalties	8,968,000		8,968,000			7,483,000
Gross unrecognized income tax benefit	38,295,000		38,295,000			35,588,000
Recognized increase of net interest and penalties			1,500,000			600,000
Increase associated with with ongoing accruals			1,600,000			900,000
Decrease associated with releases			100,000			300,000
Lower bound that unrecognized tax benefits could decrease by	3,000,000		3,000,000
Upper bound that unrecognized tax benefits could decrease by	4,000,000		4,000,000
Undistributed earnings of foreign subsidiaries						764,900,000	756,300,000
Income taxes paid	$ 3,700,000	$ 15,042,000		$ 86,265,000	$ 80,300,000	$ 184,300,000	$ 91,600,000